Corporate debt, Details of corporate debt (Details) $ / shares in Units, $ in Thousands, € in Millions				3 Months Ended		12 Months Ended
	May 10, 2023 USD ($)	Feb. 24, 2023 USD ($)	Jul. 08, 2020 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Nov. 21, 2023 EUR (€)	Aug. 07, 2023 USD ($)	Aug. 07, 2023 EUR (€)	Feb. 24, 2023 EUR (€)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	May 18, 2021 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)	Jul. 29, 2020 USD ($)	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 08, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Oct. 08, 2019 USD ($)	Oct. 08, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)
Corporate debt [Abstract]
Fixed interest rate		4.21%										4.21%
Corporate debt		$ 7,600		$ 1,173,680		$ 1,084,838						€ 7.0
Amount drawn				114,694	$ 65,078
Maturity date		February 24, 2028
2017 Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount										$ 16,200	€ 15.0
Corporate debt				$ 120		9,889
Amount drawn						9,900
Maturity date				July 1, 2025
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount																										$ 10,800	€ 10.0
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																										2.00%	2.00%
2017 Credit Facility [Member] | EURIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																										0.00%	0.00%
2017 Credit Facility [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																										2.00%	2.00%
2017 Credit Facility [Member] | SOFR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																										0.00%	0.00%
Line of Credit [Member]
Corporate debt [Abstract]
Credit facility amount	$ 50,000
Maturity date	May 25, 2026
Maturity period	3 years
Line of Credit [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate	0.00%
Line of Credit [Member] | SOFR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate	2.46%
Line of Credit [Member] | SOFR [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate	3.11%
Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount				$ 450,000																					$ 215,000
Corporate debt				145,323		54,688
Amount drawn				145,000		55,000
Credit facility amount available				$ 305,000		378,000
Maturity date				December 31, 2025
Eurodollar Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																									1.60%
Eurodollar Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																									2.25%
Eurodollar Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																									0.10%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																									0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																									1.00%
Base Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																									1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate																									0.50%
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount				$ 100,000
Amount drawn						17,000
Commercial Paper [Member]
Corporate debt [Abstract]
Corporate debt				41,859		25,691
Short term notes issued amount				$ 41,900		25,700	€ 38.8	€ 23.3	€ 100.0														$ 54,000	€ 50.0
Term of short term notes				2 years
Percentage average cost of issued short term notes				5.21%
2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount																					$ 313,000	€ 290.0
Corporate debt				$ 311,764		318,842
Adjustment to interest rate																					1.96%	1.96%
Maturity date				June 2026
Note Issuance Facility 2020 [Member]
Corporate debt [Abstract]
Fixed interest rate			5.25%																	5.25%
Credit facility amount			$ 151,000																	€ 140.0
Corporate debt				$ 149,085		$ 152,356
Adjustment to interest rate						4.00%		4.00%
Maturity date				December 31, 2024
Maturity period				7 years
Note Issuance Facility 2020 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period			3 months
Adjustment to interest rate			0.00%																	0.00%
Interest capitalization period			3 years 6 months
Green Exchangeable Notes Due 2025 [Member]
Corporate debt [Abstract]
Fixed interest rate																			4.00%
Corporate debt				$ 111,746		$ 112,128
Maturity date				July 15, 2025
Principal amount of notes issued																		$ 15,000	$ 100,000
Exchange rate of notes (in shares) | shares																			29.107
Principal amount of notes for exchange rate																			$ 1,000
Initial exchange price of notes (in dollars per share) | $ / shares																			$ 34.36
Amount of transaction date of fair value fair value are accounted for through the profit and loss statement																			$ 10,000
Bank Loan [Member]
Corporate debt [Abstract]
Fixed interest rate																2.50%	2.50%
Corporate debt																$ 5,400	€ 5.0
Maturity date				December 4, 2025
BBVA Loan [Member]
Corporate debt [Abstract]
Fixed interest rate													1.90%	1.90%
Corporate debt													$ 5,400	€ 5.0
Maturity date				January 31, 2026
Green Senior Notes Due 2028 [Member]
Corporate debt [Abstract]
Principal amount															$ 400,000
Fixed interest rate															4.125%
Corporate debt				$ 401,280		$ 396,927
Maturity date				May 15, 2028